Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 185,466	$ 127,320
Investments in marketable securities available-for-sale	2,377	788
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts of $16,288 and $1,595 at December 31, 2013 and 2014, respectively	219,368	200,725
Inventories	166,105	177,399
Deferred income taxes	7,740	9,974
Restricted cash, cash equivalents and marketable securities	130,179	108,399
Prepaid expenses and other current assets	18,341	15,052
Total current assets	729,576	639,657
Investment in non-marketable equity securities	11,211	21,877
Equity method investments	102	190
Property, plant and equipment, net	57,271	60,588
Deferred income taxes	477	2,135
Goodwill	28,138	28,138
Other intangible assets, net	4,281	5,234
Restricted marketable securities	158	135
Other assets	1,780	1,373
Total non current asset	103,418	119,670
Total assets	832,994	759,327
Current liabilities:
Short-term debt	130,000	105,500
Accounts payable	179,328	151,290
Income taxes payable	19,050	16,932
Deferred income taxes	35	45
Other accrued expenses and other current liabilities	26,992	30,066
Total current liabilities	355,405	303,833
Income taxes payable	720	483
Accrued pension liabilities	224	306
Deferred income taxes	162	185
Other liabilities	4,530	2,305
Total liabilities	361,041	307,112
Redeemable noncontrolling interest	3,656	3,656
Himax Technologies, Inc. stockholders’ equity:
Ordinary shares, US$0.3 par value, 1,000,000,000 shares authorized; 356,699,482 shares issued; and 341,049,418 shares and 342,425,144 shares outstanding at December 31, 2013 and 2014, respectively	107,010	107,010
Additional paid-in capital	107,808	106,636
Treasury shares, at cost (15,650,064 shares and 14,274,338 shares at December 31, 2013 and 2014, respectively)	(10,144)	(11,120)
Accumulated other comprehensive loss	(316)	(412)
Unappropriated retained earnings	268,266	247,710
Total Himax Technologies, Inc. stockholders’ equity	472,624	449,824
Noncontrolling interests	(4,327)	(1,265)
Total equity	468,297	448,559
Commitments and contingencies
Total liabilities, redeemable noncontrolling interest and equity	$ 832,994	$ 759,327